SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated Useful Lives of Property and Equipment (Details)	Aug. 31, 2023
Computers, related equipment and software | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	2 years
Computers, related equipment and software | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	7 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	10 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	15 years